Credit Risk - Disclosure Of Maximum And Net Exposure To Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Collateral cash	£ (11,224)	£ (16,772)
Netting	(1,189)	(911)
Net exposure	313,347	322,745
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(211,500)	(215,700)
Netting	(400)	(100)
Net exposure	104,200	108,700
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	48,100	41,300
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	5,900	9,000
Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	278,500	281,600
Balance sheet asset | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	279,400	282,900
Balance sheet asset | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(900)	(1,300)
Balance sheet asset | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	48,100	41,300
Balance sheet asset | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	48,100	41,300
Balance sheet asset | Credit risk | Cash and balances at central banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,100
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,200
Off-balance sheet | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(211,500)	(215,700)
Netting	(400)	(100)
Net exposure	50,200	58,400
Financial assets at amortised cost | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(199,300)	(196,200)
Netting	0	0
Net exposure	48,000	54,500
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(177,800)	(170,000)
Netting	0	0
Net exposure	12,700	9,700
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(16,800)	(20,400)
Netting	0	0
Net exposure	9,600	17,800
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(4,700)	(5,800)
Netting	0	0
Net exposure	(600)	800
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	500	900
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	22,600	22,900
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	3,200	2,400
Financial assets at amortised cost | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	1,600	2,700
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(12,200)	(19,500)
Netting	(400)	(100)
Net exposure	100	0
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	500	1,200
Financial assets at amortised cost | Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	224,500	231,300
Financial assets at amortised cost | Balance sheet asset | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	225,400	232,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(900)	(1,300)
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	210,100	208,800
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	174,500	166,400
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,900	23,000
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,800	6,500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,200	9,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,200	2,400
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	211,000	210,100
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	174,700	166,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,300	23,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,900	6,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,400	9,900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,200	2,400
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(900)	(1,300)
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(400)	(600)
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,700	19,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,700	19,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	1,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	1,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,100
Financial assets at amortised cost | Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,700	43,200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,300	42,100
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	16,000	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,600	15,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,400	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	37,300	42,200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	16,000	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,600	15,400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,400	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	1,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	1,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	0	0
Loans and advances to customers | Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	5,900	9,000
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	9,000
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0